MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 6

Client Name:
Client Project Name:	MSRM 2025-NQM2
Start - End Dates:	11/15/2023 - 12/27/2024
Deal Loan Count:	178

Waived Conditions Summary

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